Property and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consisted of the following:

	As of September 30,
	2024	2025	2025
	HKD	HKD	US$
Office equipment	71,522	71,522	9,192
Office furniture and fixtures	135,825	135,825	17,456
Motor vehicles	549,900	549,900	70,673
Leasehold improvement	87,600	87,600	11,258
Subtotal	844,847	844,847	108,579
Less: accumulated depreciation	(730,288)	(755,160)	(97,052)
Property and equipment, net	114,559	89,687	11,527